Net loss per share	12 Months Ended
Dec. 31, 2023
Net Loss Per Share
Net loss per share

25. Net loss per share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Years ended December 31,
	2023	2022	2021
	$	$	$
Net loss	(16,552)	(22,727)	(8,368)
Basic and diluted weighted-average number of shares outstanding	4,855,876	4,855,876	4,596,980

Basic and diluted loss per share	(3.41)	(4.68)	(1.82)
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Stock options and DSUs	250,320	138,950	60,375
Share purchase warrants	457,648	457,648	457,648